Restricted Cash and Short-Term Deposits (Details) € in Millions, t in Millions	1 Months Ended	9 Months Ended
	May 31, 2021 USD ($) t	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 144,480,000		$ 163,181,000
Less: Amounts included in current restricted cash and short-term deposits		(71,647,000)		(100,361,000)
Long-term restricted cash		72,833,000		62,820,000
LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 0		36,747,000
Period for lifting of escrow account		10 years
Financial Guarantee | Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,500,000		0
Financial Guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		11,328,000		0
Financial Guarantee | LNG Croatia | Euro Member Countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 9.3
Financial Guarantee | LNG Croatia | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		1,300,000
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		65,105,000		36,875,000
Interest Rate Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		2,841,000		8,864,000
Lease Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		786,000		868,000
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner					$ 400,000,000
Maximum borrowing capacity	$ 100,000,000
LNG production | t	3.6
GoFLNG Hilli facility | Financial Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits	$ 60,700,000	60,720,000		77,212,000	$ 305,000,000
$1.125 billion facility | Line of Credit | Secured Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 2,200,000		$ 2,615,000
Maximum borrowing capacity						$ 1,125,000,000